PROPERTY AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2017
PROPERTY AND EQUIPMENT
Original cost of assets	$ 3,379	$ 2,928